Related Party Transactions - Schedule of Key Management Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Salaries and other short-term employee benefits	$ 889,685	$ 970,844
Post-employment benefits	2,447	13,697
Share-based compensation expenses	394,281
Key management compensation, Total	$ 1,286,413	$ 984,541